Restructuring Restructuring Expected Costs, Costs Recognized, and Remaining Costs to be Recognized (Tables)	12 Months Ended
Dec. 31, 2011
Restructuring [Abstract]
Schedule of Restructuring and Related Costs [Table Text Block]
The total expected, recognized, and remaining restructuring related costs as of December 31, 2011 are as follows:

	Total Expected Costs	Costs Recognized	Remaining Costs to be Recognized
	(in thousands)
Employee severance costs	$52,031	$42,530	$9,501
Asset impairments	25,547	25,144	403
Other restructuring costs	7,913	408	7,505
Total	$85,491	$68,082	$17,409

Segments:
Energy	$62,603	$51,873	$10,730
Water	17,491	15,321	2,170
Corporate unallocated	5,397	888	4,509
Total	$85,491	$68,082	$17,409

Tabular Disclosure Summarizing the Activity within the Restructuring Related Balance Sheet Accounts [Table Text Block]
The following table summarizes the activity within the restructuring related balance sheet accounts during the year ended December 31, 2011:

	Accrued Employee Severance	Asset Impairments & Net Gain (Loss) on Sale or Disposal	Other Accrued Costs	Total
	(in thousands)
Beginning balance, January 1	$—	$—	$—	$—
Costs incurred and charged to expense	42,530	25,144	408	68,082
Cash payments	(12,798)	—	(8)	(12,806)
Non-cash items	—	(25,144)	—	(25,144)
Effect of change in exchange rates	(1,564)	—	(1)	(1,565)
Ending balance, December 31	$28,168	$—	$399	$28,567